Average Annual Total Returns - Invesco PureBeta MSCI USA Small Cap ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 22, 2017	26.90%	9.20%	26.42%	8.14%	16.07%	6.71%	27.38%	9.46%